RELATED PARTY TRANSACTIONS	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

In November 2015, the Company entered into a sales representation agreement with a third party, partially owned by an individual who is a Class B member of the Company and who was then a member of the Company’s Board of Managers. In 2016, the Company commenced litigation against such third party seeking a judicial determination that the sales representation agreement was void and unenforceable, among other claims. In February 2018, the trial court ruled against the Company in the litigation, concluding that the sales representation agreement was valid and enforceable. The Company appealed the ruling, however, the ruling was upheld. As a result of the ruling, the Company was instructed to pay the commissions in accordance with the terms of the sales representation agreement, interest related to the commissions, and legal fees on behalf of the third party. Expenses relating to this agreement for the years ended December 31, 2020, 2019, and 2018 amounted to $6,724, $9,232, and $4,443, respectively and were recorded as a component of selling, general and administrative expenses. In October 2019, the Company terminated the sales representation agreement. Customers in place prior to the termination of the agreement are subject to the arrangement and are eligible for future commissions, which are payable and are being accrued and paid in accordance with the terms of the sales representation agreement. Amounts accrued as a component of accrued expenses as of December 31, 2020, and December 31, 2019 related to this agreement amounted to $2,786 and $2,388.

In March 2021, the Company received from such third party a notice of dispute with respect to whether commissions are due and owing on product sales to certain of the Company’s customers which, if successful, could require payments ranging from $4,000 to $10,000, plus costs and expenses, together with additional commission payments on future sales, if any, to such customers. The Company does not believe these commissions are owed, and intends to vigorously oppose this claim, which may include legal proceedings. The Company has not accrued any amount as a component of accrued expense related to the notice of dispute as of December 31, 2020.

Nok Nok Project Statement of Work

In July 2021, CompoSecure’s wholly-owned subsidiary, Arculus Holdings, L.L.C., entered into a Project Statement of Work with Nok Nok Labs, Inc. (“Nok Nok”). Nok Nok provides software and hardware solutions, including its Fast Identity Online (FIDO) technology solution, which assists partners in facilitating their entry into Cryptocurrency and Blockchain markets. A minority investor and shareholder of Nok Nok is DCM, which was co-founded by Dixon Doll, Sr. Dixon Doll, Sr. has since retired from DCM and is listed as emeritus partner status at DCM, and is also listed as an advisor to Nok Nok. Dixon Doll, Sr. is a Director of Roman DBDR and the father of Dixon Doll, Jr., who is the Co- Chief Executive Officer of Roman DBDR.

Under the Project Statement of Work, Nok Nok will provide a demonstration version ofNok Nok S3 authentication (SaaS) andproduct documentation, to Arculus branded applications, along with corresponding technology license rights. Arculus Holdings, L.L.C. has agreed to pay $250,000 for the Nok Nok software and services set forth in the Project Statement of Work. The term of the Project Statement of Work and the term of the license to the software and services provided thereunder will expire on December 31, 2022.

ROMAN DBDR TECH ACQUISITION CORP.
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On August 26, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 7,906,250 shares of Class B common stock (the “Founder Shares”). On October 26, 2020, the Sponsor returned to the Company, at no cost, an aggregate of 1,581,250 Founder Shares which the Company cancelled, resulting in an aggregate of 6,325,000 Founder Shares outstanding. The Founder Shares included an aggregate of up to 825,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 536,000 Founder Shares were forfeited and 289,000 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 5,789,000 Founder Shares outstanding at December 31, 2020.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 6, 2020, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from August 21, 2020 (inception) through December 31, 2020, the Company incurred and paid $14,450 in fees for these services.

Promissory Note - Related Party

On August 26, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Note of $95,657 was repaid at the closing of the Initial Public Offering on November 10, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On August 26, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 7,906,250 shares of Class B common stock (the “Founder Shares”). On October 26, 2020, the Sponsor returned to the Company, at no cost, an aggregate of 1,581,250 Founder Shares which the Company cancelled, resulting in an aggregate of 6,325,000 Founder Shares outstanding. The Founder Shares included an aggregate of up to 825,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 536,000 Founder Shares were forfeited and 289,000 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 5,789,000 Founder Shares outstanding at November 17, 2020.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 6, 2020, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2021, the Company incurred and paid $10,200 and $50,200 in fees for these services, respectively. For the period from August 21, 2020 (inception) through September 30, 2020, the Company did not incur any fees for these services.

Promissory Note — Related Party

On August 26, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. As of September 30, 2021, there was no balance outstanding under the Note. The outstanding balance under the Note of $95,657 was repaid at the closing of the Initial Public Offering on November 10, 2020. Borrowings under the Note are no longer available.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of September 30, 2021 and December 31, 2020 there were no amounts outstanding under the Working Capital Loans.

Advance From Related Party

On June 6, 2021, the Sponsor agreed to advance the Company $130,000 to pay for operating expenses.